Line of credit, short term loan and notes payable (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Line of credit, short term loan and notes payable [Abstract]
Components of Debt

Note 10 - Debt

The components of the Company’s debt consist of the following:

	September 30, 2020			December 31, 2019
Dollars in thousands	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Short term loan, net	$19,369	(1)	12/19/2020	$16,061	(1)	12/19/2020
Line of credit, net	5,048	(2)	7/5/2022	4,819	(1)	12/19/2020

November 2019 notes payable, net (November 2019 Notes)	2,736	10%	6/30/2023	2,769	10%	11/4/2021
December 2019 senior notes payable, net (Seller Notes)	9,993	10%	6/30/2023	9,191	10%	6/30/2023
December 2019 junior notes payable, net (Seller Notes)	4,797	10%	6/30/2023	4,410	10%	6/30/2023
ABG Notes	674	10%	6/30/2023	—	—	—
June 2020 notes payable, net (June 2020 Notes)	40	10%	6/30/2023	—	—	—
Halo PPP Loan	431	1%	5/3/2022	—	—
TruPet PPP Loan	421	.98%	4/6/2022	—	—	—
Total debt	43,509			37,250
Less current portion	19,827			20,880
Total long term debt	$23,682			$16,370
(1)Interest at Bank of Montreal Prime plus 8.05%
(2)Interest at a variable rate of LIBOR plus 250 basis points with an interest rate floor of 3.25% per annum

The components of the Company’s debt consist of the following:

	December 31, 2019			December 31, 2018
	Amount	Rate	Maturity Date	Amount	Rate	Maturity Date
Note payable (due to related parties)	$-			$1,600	26.6%	May 6, 2019
Short term loan, net	16,061	(2)	December 19, 2020
Lines of credit, net	4,819	(2)	December 19, 2020	4,600	(1)	May 6, 2019

November 2019 notes payable, net (November 2019 Notes)	2,769	10.0%	November 4, 2021
December 2019 senior notes payable, net (Seller Notes)	9,191	10.0%	June 30, 2023	-
December 2019 junior notes payable, net (Seller Notes)	4,410	10.0%	June 30, 2023
Total debt	37,250			6,200

(1)	Interest at LIBOR plus 3%

(2)	Interest at Bank of Montreal Prime plus 8.05%